Others (Details) - Schedule of Financial Instruments - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Financial assets at amortised cost
Cash and cash equivalents	$ 150,108	$ 202,465	$ 255,390
Financial assets at amortised	97,350	92,115	93,420
Accounts receivable	4,714	5,522	4,194
Other receivables	18	18	23
Guarantee deposits paid	5,765	5,785	5,785
Total financial assets	257,955	305,905	358,812
Financial liabilities at amortised
Short-term borrowings	90,000	90,000	90,000
Accounts payable	346	29	428
Other accounts payable	11,561	11,069	8,667
Other payables to related parties	2,487
Long-term borrowings (including current portion)	47,893	50,473	57,490
Total financial liabilities	152,287	151,571	156,585
Current lease liabilities	5,562	7,003	8,875
Non-current lease liabilities	3,259		3,208
Total lease liabilities	$ 8,821	$ 7,003	$ 12,083